Restructuring (Charges) Reversals - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring charges	$ (5,818)	$ 742	$ (19,804)	$ (8,384)
Restructuring liability	$ 7,400		$ 7,400		$ 3,200